Intangible Assets (Details Narrative) - USD ($)		9 Months Ended
	Nov. 06, 2018	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017	Mar. 24, 2017
Common stock par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Loyalty Software [Member]
Purchase of software consideration transferred or transferrable, shares issued	$ 2,666,667
Common stock par value	$ 0.001
Purchase of software consideration paid in cash	$ 450,000
Purchase of software total consideration paid or payable	$ 3,010,000
Purchase of software additional incentive shares issued or issuable	1,152,000
Amount of software enhancement cost capitalized		$ 360,100